Earnings (Loss) Per Share (Details) - Schedule of earnings (loss) per basic and diluted share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Numerator
Net loss					$ (15,127,629)		$ (7,194,038)
Denominator
Weighted average shares used to compute basic EPS					678,406	678,400	678,400
Dilutive effect of stock-based awards
Weighted average shares used to compute diluted EPS	16,535,661	9,637,962	11,983,183	9,637,962	678,406	678,400	678,400
Loss per share
Basic					$ (22.3)	$ (10.6)	$ (10.6)
Diluted	$ (1.1)	$ (0.13)	$ (2.09)	$ (0.4)	$ (22.3)	$ (10.6)	$ (10.6)